Fair Value of Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
December 31, 2013	Level I	Level II	Level III	Fair Value
Capitalized software development	$ –	$ –	$ 120,181	$ 120,181
Notes payable– related party	–	(360,316)	–	(360,316)
Notes payable	–	(768,955)	–	(768,955)
Convertible notes payable	–	–	–	–
Total	$ –	($1,129,271)	$ 120,181	($1,009,090)

March 31, 2013	Level I	Level II	Level III	Fair Value
Capitalized software development	$ –	$ –	$155,137	$155,137
Notes payable– related party	–	(316,540)	–	(316,540)
Notes payable	–	(76,412)	–	(76,412)
Convertible notes payable	–	(325,000)	–	(325,000)
Total	$ –	($717,952)	$155,137	($562,815)